New Accounting Pronouncements	12 Months Ended
Mar. 31, 2014
Accounting Changes And Error Corrections [Abstract]
Accounting Changes And Error Corrections [Text Block]
3.	New Accounting Pronouncements

In 2013, the FASB issued a new accounting standard that will require the presentation of certain unrecognized tax benefits as reductions to deferred tax assets rather than as liabilities in the Consolidated Balance Sheets when a net operating loss carry-forward, a similar tax loss, or a tax credit carry-forward exists. The new standard requires adoption on a prospective basis in the first quarter of 2015, however, early adoption is permitted. The Company does not anticipate that this adoption will have a significant impact on its financial position, results of operations, or cash flows.

In May 2014, the FASB issued accounting standard update on revenue from contracts with customers. This update clarifies the principles for revenue recognition in transactions involving contracts with customers. The guidance will be effective for the interim and annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. The Company has not yet evaluated what impact, if any, the adoption of this guidance may have on our financial condition, results of operations, or disclosures.